CURRENT AND DEFERRED INCOME TAXES - Distribution of domestic and foreign tax expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Distribution of domestic and foreign tax expense
Current income tax expense	$ (47,045,014)	$ (44,173,620)	$ (41,445,293)
Deferred income tax expense	4,752,620	4,633,473	197,269
Income tax expense	(51,797,634)	(48,807,093)	(41,642,562)
Domestic
Distribution of domestic and foreign tax expense
Current income tax expense	(16,786,619)	(19,421,514)	(5,007,156)
Deferred income tax expense	84,638	342,186	9,942,667
Foreign
Distribution of domestic and foreign tax expense
Current income tax expense	(30,258,395)	(24,752,106)	(36,438,137)
Deferred income tax expense	$ 4,667,982	$ 4,291,287	$ (9,745,398)